Changes in Accumulated Other Comprehensive Income ("AOCI") by Component, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,024,311	$ 900,563	$ 782,338
Other comprehensive income (loss) before reclassifications	(20,626)	9,795	(355)
Amounts reclassified from AOCI	185	203	594
Net current-period other comprehensive income	(20,441)	9,998	239
Ending Balance	1,133,209	1,024,311	900,563
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1,308)	(8,460)	(6,185)
Other comprehensive income (loss) before reclassifications	(14,319)	7,152	(2,275)
Net current-period other comprehensive income	(14,319)	7,152	(2,275)
Ending Balance	(15,627)	(1,308)	(8,460)
Defined Benefit Pension Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(2,472)	(5,318)	(7,832)
Other comprehensive income (loss) before reclassifications	(6,307)	2,643	1,920
Amounts reclassified from AOCI	185	203	594
Net current-period other comprehensive income	(6,122)	2,846	2,514
Ending Balance	(8,594)	(2,472)	(5,318)
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,780)	(13,778)	(14,017)
Ending Balance	$ (24,221)	$ (3,780)	$ (13,778)